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                            WM Group of Funds
                            1201 Third Avenue
                               22nd Floor
                        Seattle, Washington 98101




May 30, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Attention: Mr. Kevin Rupert

Re:     WM Trust I (Filing Nos. 002-10766, 811-00123),
        WM Trust II (Filing Nos. 33-27489, 811-5775), and
        WM Strategic Asset Management Portfolios (Filing Nos. 333-01999, 811-07577) (collectively, the "Registrants")

Dear Mr. Rupert:

I hereby certify on each Registrant's behalf, pursuant to Rule 306 of Regulation S-T and Rule 497 under the Securities Act of 1933, that:

        The form of prospectus and Statement of Additional Information contained in the Registrant's most recent amendment to its Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 29, 2000 is a fair and accurate translation of the Spanish language prospectus that would otherwise have been filed pursuant to Rule 497(e).


Very truly yours,


/s/ JOHN T. WEST
------------------
John T. West
Vice President, Secretary
Compliance Officer